Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Schedule of restricted shares and DSU's rollforward
The following table reconciles the number of restricted shares, PSUs and DSUs for the year ended December 31, 2018:

	Restricted Shares	Performance Share Units (1)	Deferred Share Units
Balance, beginning of year	3,589,024	4,460,046	229,470
Granted	5,219,156	1,238,518	118,999
Redeemed	(4,557,768)	(2,839,865)	(46,855)
Forfeited	(1,008,728)	(612,385)	—
Balance, end of year	3,241,684	2,246,314	301,614

(1)	Based on underlying units before any effect of performance multipliers.
The following table reconciles the number of restricted shares, PSUs and DSUs for the year ended December 31, 2017:

	Restricted Shares	Performance Share Units (1)	Deferred Share Units
Balance, beginning of year	5,188,358	—	204,653
Granted	3,424,610	4,460,046	70,609
Redeemed	(4,195,754)	—	(45,792)
Forfeited	(235,162)	—	—
Modified to PSUs	(593,028)	—	—
Balance, end of year	3,589,024	4,460,046	229,470

(1)	Based on underlying units before any effect of performance multipliers.
The following table reconciles the number of stock options and the related weighted average exercise prices for the year ended December 31, 2018:

	Stock Options (number of units)	Weighted average exercise price ($)
Balance, beginning of year	—	—
Granted	3,158,490	10.04
Exercised	—	—
Forfeited	(1,110,375)	10.06
Balance, end of year	2,048,115	10.03

Summarized Information Regarding Stock Options Outstanding
The following table summarizes information regarding stock options outstanding as at December 31, 2018:

Number of stock options outstanding	Weighted average exercise price per share for options outstanding ($)	Vest year	Weighted average remaining term (years)	Number of stock options exercisable	Weighted average exercise price per share for options exercisable ($)
621,323	10.04	2019	6.03	—	—
356,698	10.02	2020	6.05	—	—
356,698	10.02	2021	6.05	—	—
713,396	10.02	2022	6.05	—	—

Share-based Payment Arrangements, Schedule of Assumptions Used
The Company estimates the fair value of stock options on the date of the grant using a Black-Scholes option pricing model. The following weighted average assumptions were used to estimate the fair value of the stock options at their grant date:

	2018	2017
Grant date share price ($)	10.04	—
Exercise price ($)	10.04	—
Expected annual dividends ($)	0.36	—
Expected volatility (%)	35.9%	—
Risk-free interest rate (%)	2.00%	—
Expected life of stock option	4.9 years	—
Fair value per stock option ($)	2.34	—